Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

September 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Master Portfolio Trust (filing relates solely Government Portfolio)
(File No. 811-10407)

Ladies and Gentlemen:

On behalf of Master Portfolio Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Amendment No. 57 to the registration statement for the Trust on Form N-1A.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz